1933 Act Reg. No. 33-88316

1940 Act File No. 811-8932

As filed with the Securities and Exchange Commission on August 14, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 84	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 86	☒

Artisan Partners Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199
(Agents for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)
☒	on September 12, 2014 pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

 If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 84 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to extend the effective date of Post-Effective Amendment No. 76, which was filed pursuant to Rule 485(a) under the Securities Act on February 21, 2014, to September 12, 2014. This Post-Effective No. 84 is intended to amend and supersede Post-Effective Amendment No. 83 filed pursuant to Rule 485(b) under the Securities Act on July 16, 2014 solely to designate August 15, 2014 as a new effective date for Post-Effective Amendment No. 76. This Post-Effective Amendment No. 84 is not intended in any way to amend or supersede any information contained in Post-Effective Amendment No. 76.

This filing relates only to Artisan Global Opportunities Fund – Advisor Shares, Artisan Global Value Fund – Advisor Shares, Artisan International Fund – Advisor Shares, Artisan International Value Fund – Advisor Shares, Artisan Mid Cap Fund – Advisor Shares, Artisan Mid Cap Value Fund – Advisor Shares and Artisan Value Fund – Advisor Shares, each a new share class of an existing series of the Registrant. This filing is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

ARTISAN PARTNERS FUNDS, INC.

Part A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of Artisan Partners Funds, Inc. (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on February 21, 2014 (“Amendment No. 76/78”).

Part B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 76/78 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 21, 2014.

Part C.  OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 76/78 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 21, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California on the 14th day of August, 2014.

ARTISAN PARTNERS FUNDS, INC.

By:	/s/ Eric R. Colson
Eric R. Colson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Eric R. Colson	President, Chief Executive Officer	August 14, 2014
Eric R. Colson	(principal executive officer) and Director

/s/ David A. Erne*	Director	August 14, 2014
David A. Erne

/s/ Gail L. Hanson*	Director	August 14, 2014
Gail L. Hanson

/s/ Thomas R. Hefty*	Director	August 14, 2014
Thomas R. Hefty

/s/ Peter M. Lebovitz*	Director	August 14, 2014
Peter M. Lebovitz

/s/ Patrick S. Pittard*	Director	August 14, 2014
Patrick S. Pittard

/s/ R. Scott Trumbull *	Director	August 14, 2014
R. Scott Trumbull

/s/ Gregory K. Ramirez	Chief Financial Officer, Vice President and Treasurer	August 14, 2014
Gregory K. Ramirez	(principal financial and accounting officer)

By:	/s/ Nathan D. Briggs
Nathan D. Briggs
* By Nathan D. Briggs, Attorney-in-Fact, pursuant to powers of attorney filed herewith

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc.